Deferred Revenue	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Deferred Revenue
37.	DEFERRED REVENUE
Deferred revenue mainly represents the unamortized portion of government grants.

	2019	2020
Balance at beginning of the year	3,687	4,851
Additions for the year
- government grants	1,017	915
- others	985	1,204

Sub-total	2,002	2,119

Reductions for the year
- recognition of government grants in profit or loss	(469)	(591)
- others	(369)	(452)

Sub-total	(838)	(1,043)

Balance at end of the year	4,851	5,927